Employee pension	12 Months Ended
Dec. 31, 2011
Employee pension

Note 11 - Employee pension

Regulations in the PRC require the Company to contribute to a defined contribution retirement plan for all permanent employees. The PRC government is responsible for the pension liability to these retired employees. The Company is required to make monthly contributions to the state retirement plan at 20% of the base requirement for all permanent employees. Different geographic locations have different base requirements.  Total pension expense incurred by the Company was immaterial for the years ended December 31, 2011, 2010 and 2009.